Accounts Receivable, Net	6 Months Ended
Jun. 30, 2023
Accounts Receivable, Net [Abstarct]
Accounts receivable, net

Note 6 — Accounts receivable, net

Accounts receivable, net consisted of the following:

	December 31, 2022	June 30, 2023	June 30, 2023
	RMB	RMB (Unaudited)	USD (Unaudited)
Accounts receivable	137,427,191	151,947,650	21,028,488
Less: allowance for doubtful accounts	(117,080,588)	(112,551,344)	(15,576,316)
Accounts receivable, net	20,346,603	39,396,306	5,452,172

The following table summarizes the changes in allowance for doubtful accounts:

	December 31, 2022	June 30, 2023	June 30, 2023
	RMB	RMB (Unaudited)	USD (Unaudited)
Beginning balance	111,639,312	117,080,588	16,203,132
Provision for credit losses, net of recovery	4,743,475	-	-
Deconsolidation of ICinit and Shenzhen Kuxuanyou and subsidiaries	(7,932,721)	-	-
Recovery(write off)	-	-	-
Exchange rate difference	8,630,522	(4,529,244)	(626,816)
Ending balance	117,080,588	112,551,344	15,576,316